Summary of Significant Accounting Policies (Details)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Summary of Significant Accounting Policies [Abstract]
Annual	43.00%	56.00%	29.00%
Accumulated in three years	128.00%